LVIP Goldman Sachs Income Builder Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–34.06%
U.S. MARKETS–28.03%
Aerospace & Defense–0.60%
Northrop Grumman	360	$ 134,924
Raytheon	205	40,219
		175,143
Banks–2.41%
Bank of America	2,914	85,001
BB&T	3,585	191,332
Cullen/Frost Bankers	460	40,733
JPMorgan Chase & Co.	1,838	216,314
M&T Bank	594	93,834
Wells Fargo & Co.	1,488	75,055
		702,269
Biotechnology–0.16%
Gilead Sciences	715	45,317
		45,317
Capital Markets–0.85%
Morgan Stanley	2,706	115,465
Northern Trust	1,434	133,821
		249,286
Chemicals–0.63%
DuPont de Nemours	1,667	118,874
Ecolab	321	63,571
		182,445
Commercial Services & Supplies–0.40%
Republic Services	1,365	118,141
		118,141
Communications Equipment–0.90%
Cisco Systems	5,314	262,565
		262,565
Diversified Telecommunication Services–0.71%
Verizon Communications	3,422	206,552
		206,552
Electric Utilities–0.39%
Xcel Energy	1,759	114,141
		114,141
Electronic Equipment, Instruments & Components–0.27%
TE Connectivity	860	80,135
		80,135
Energy Equipment & Services–0.20%
Schlumberger	1,717	58,670
		58,670
Equity Real Estate Investment Trusts–2.02%
American Tower	496	109,680
AvalonBay Communities	461	99,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	765	$ 84,923
Crown Castle International	1,135	157,776
Hudson Pacific Properties	2,412	80,706
Ventas	761	55,576
		587,928
Food Products–0.44%
Mondelez International Class A	2,328	128,785
		128,785
Health Care Equipment & Supplies–1.35%
Medtronic	2,547	276,655
Zimmer Biomet Holdings	849	116,542
		393,197
Health Care Providers & Services–0.39%
CVS Health	1,813	114,346
		114,346
Hotels, Restaurants & Leisure–0.80%
Las Vegas Sands	880	50,829
McDonald's	845	181,430
		232,259
Household Durables–0.33%
DR Horton	1,804	95,089
		95,089
Household Products–0.61%
Procter & Gamble	1,427	177,490
		177,490
Industrial Conglomerates–0.62%
Honeywell International	1,074	181,721
		181,721
Insurance–1.38%
Arthur J. Gallagher & Co.	1,139	102,020
Chubb	997	160,956
Principal Financial Group	1,108	63,311
Travelers	507	75,386
		401,673
IT Services–0.26%
Fidelity National Information Services	581	77,133
		77,133
Machinery–0.76%
Deere & Co.	712	120,100
Stanley Black & Decker	703	101,520
		221,620
LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.92%
Comcast Class A	4,996	$ 225,220
Fox Class A	1,357	42,793
		268,013
Multi-Utilities–1.19%
Ameren	1,353	108,308
CMS Energy	1,799	115,046
Public Service Enterprise Group	980	60,838
Sempra Energy	420	61,996
		346,188
Oil, Gas & Consumable Fuels–2.63%
Antero Midstream	3,059	22,637
Chevron	2,617	310,376
Energy Transfer	9,132	119,447
Exxon Mobil	1,009	71,245
Marathon Petroleum	1,162	70,591
Plains All American Pipeline	2,141	44,426
Williams	5,262	126,604
		765,326
Pharmaceuticals–1.88%
Johnson & Johnson	2,487	321,768
Pfizer	6,259	224,886
		546,654
Road & Rail–0.84%
Norfolk Southern	505	90,728
Union Pacific	950	153,881
		244,609
Semiconductors & Semiconductor Equipment–0.90%
Intel	2,283	117,643
Texas Instruments	1,125	145,395
		263,038
Software–1.87%
Microsoft	3,931	546,527
		546,527
Technology Hardware, Storage & Peripherals–0.45%
Apple	580	129,902
		129,902
Tobacco–0.36%
Philip Morris International	1,371	104,100
		104,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Water Utilities–0.51%
American Water Works	1,199	$ 148,952
		148,952
Total U.S. Markets (Cost $7,125,853)		8,169,214
§DEVELOPED MARKETS–5.78%
Capital Markets–0.25%
Singapore Exchange ADR	790	72,325
		72,325
Chemicals–0.50%
Linde	746	144,515
		144,515
Construction & Engineering–0.57%
Vinci ADR	6,205	166,914
		166,914
Electric Utilities–0.59%
Enel ADR	23,008	171,640
		171,640
Equity Real Estate Investment Trusts–0.52%
Klepierre	2,566	87,149
SITE Centers	4,283	64,716
		151,865
Metals & Mining–0.43%
Rio Tinto ADR	2,403	125,172
		125,172
Oil, Gas & Consumable Fuels–1.46%
BP ADR	4,004	152,112
Royal Dutch Shell Class A ADR	4,622	272,005
		424,117
Personal Products–0.60%
Unilever (New York Shares)	2,902	174,207
		174,207
Pharmaceuticals–0.36%
AstraZeneca ADR	2,379	106,032
		106,032
Wireless Telecommunication Services–0.50%
Vodafone Group ADR	7,332	145,980
		145,980
Total Developed Markets (Cost $1,603,649)		1,682,767

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS–0.25%
Semiconductors & Semiconductor Equipment–0.25%
Taiwan Semiconductor Manufacturing ADR	1,553	$ 72,183
		72,183
Total Emerging Markets (Cost $60,850)		72,183
Total Common Stock (Cost $8,790,352)		9,924,164

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.02%
•Chase Education Loan Trust Series 2007-A A3 2.17% (LIBOR03M + 0.07%) 12/28/23	4,272	4,270
Total Agency Asset-Backed Security (Cost $4,226)		4,270
AGENCY MORTGAGE-BACKED SECURITIES–5.21%
Fannie Mae S.F. 30 yr
3.50% 5/1/48	768,065	792,216
4.50% 4/1/48	688,084	726,932
Total Agency Mortgage-Backed Securities (Cost $1,516,670)		1,519,148
CORPORATE BONDS–42.33%
Advertising–0.04%
Outfront Media Capital 5.00% 8/15/27	10,000	10,521
		10,521
Aerospace & Defense–1.33%
Arconic 5.40% 4/15/21	100,000	103,488
Northrop Grumman 3.25% 1/15/28	175,000	183,822
TransDigm 6.00% 7/15/22	50,000	50,875
•United Technologies 2.82% (LIBOR03M + 0.65%) 8/16/21	50,000	50,005
		388,190
Agriculture–0.58%
BAT Capital 4.39% 8/15/37	175,000	169,865
		169,865
Auto Manufacturers–0.20%
General Motors 6.75% 4/1/46	50,000	57,278
		57,278
Auto Parts & Equipment–0.28%
Adient 7.00% 5/15/26	35,000	36,662
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Delphi Technologies 5.00% 10/1/25	50,000	$ 44,500
		81,162
Banks–7.42%
Bank of America
3.25% 10/21/27	125,000	130,031
4.13% 1/22/24	75,000	80,773
μ6.10% 3/17/25	50,000	54,661
Capital One Financial 2.50% 5/12/20	130,000	130,244
CIT Group 5.25% 3/7/25	50,000	54,625
μCitibank 3.17% 2/19/22	250,000	253,338
Citigroup 4.45% 9/29/27	150,000	163,800
Credit Suisse Group 4.28% 1/9/28	250,000	268,703
JPMorgan Chase & Co.
μ3.51% 6/18/22	250,000	255,697
3.63% 12/1/27	200,000	210,726
μ6.10% (LIBOR03M + 3.33%) 10/1/24	25,000	27,138
μ6.13% (LIBOR03M + 3.33%) 4/30/24	50,000	54,214
Morgan Stanley
2.75% 5/19/22	175,000	177,604
3.70% 10/23/24	75,000	79,467
4.00% 7/23/25	100,000	107,962
Wells Fargo & Co. 3.90% 5/1/45	100,000	113,036
		2,162,019
Beverages–1.17%
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	100,000	109,289
4.70% 2/1/36	200,000	231,379
		340,668
Biotechnology–0.97%
Gilead Sciences 2.95% 3/1/27	275,000	283,802
		283,802
Building Materials–0.55%
Builders FirstSource 6.75% 6/1/27	100,000	108,250
Masonite International 5.75% 9/15/26	50,000	52,937
		161,187
Chemicals–0.85%
Ashland
4.75% 8/15/22	50,000	52,562
6.88% 5/15/43	50,000	57,500
Sherwin-Williams
3.45% 6/1/27	50,000	52,336

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams (continued)
4.50% 6/1/47	75,000	$ 84,184
		246,582
Commercial Services–0.55%
Avis Budget Car Rental 5.75% 7/15/27	50,000	51,710
Herc Holdings 5.50% 7/15/27	50,000	52,125
Refinitiv US Holdings 8.25% 11/15/26	50,000	55,312
		159,147
Computers–1.13%
Banff Merger Sub 9.75% 9/1/26	25,000	23,987
Dell International
5.45% 6/15/23	100,000	108,893
6.02% 6/15/26	50,000	56,272
8.10% 7/15/36	50,000	63,863
Western Digital 4.75% 2/15/26	75,000	77,344
		330,359
Distribution/Wholesale–0.18%
IAA 5.50% 6/15/27	50,000	52,875
		52,875
Diversified Financial Services–1.43%
Ally Financial 8.00% 11/1/31	50,000	69,375
Curo Group Holdings 8.25% 9/1/25	50,000	43,875
@Global Aircraft Leasing 6.50% 9/15/24	25,000	25,375
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	52,167
Nationstar Mortgage 6.50% 7/1/21	50,000	50,250
Navient 5.88% 3/25/21	50,000	51,969
Park Aerospace Holdings 5.25% 8/15/22	40,000	42,256
Springleaf Finance
6.63% 1/15/28	25,000	26,945
7.13% 3/15/26	50,000	55,560
		417,772
Electric–0.93%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	68,518
Sempra Energy 3.40% 2/1/28	65,000	67,201
Southern 4.40% 7/1/46	100,000	111,592
Talen Energy Supply 6.63% 1/15/28	25,000	24,688
		271,999
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.15%
GFL Environmental 8.50% 5/1/27	40,000	$ 44,450
		44,450
Food–1.63%
B&G Foods 5.25% 4/1/25	25,000	25,625
General Mills 3.20% 4/16/21	125,000	126,952
Kraft Heinz Foods 4.38% 6/1/46	100,000	95,643
Post Holdings 5.50% 3/1/25	50,000	52,563
Sysco
3.75% 10/1/25	100,000	107,429
4.85% 10/1/45	55,000	66,558
		474,770
Gas–0.29%
NiSource 4.38% 5/15/47	75,000	84,088
		84,088
Health Care Products–1.10%
Becton Dickinson & Co.
•2.98% (LIBOR03M + 0.88%) 12/29/20	49,000	49,017
3.13% 11/8/21	65,000	66,099
3.70% 6/6/27	82,000	87,123
Hill-Rom Holdings 4.38% 9/15/27	10,000	10,249
Thermo Fisher Scientific 3.65% 12/15/25	100,000	107,350
		319,838
Health Care Services–0.72%
Encompass Health 4.50% 2/1/28	50,000	50,675
HCA
4.75% 5/1/23	50,000	53,601
5.88% 2/15/26	25,000	28,008
Tenet Healthcare
5.13% 5/1/25	50,000	50,815
6.25% 2/1/27	25,000	26,070
		209,169
Insurance–1.06%
American International Group
3.90% 4/1/26	50,000	53,309
4.50% 7/16/44	130,000	145,061
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	25,000	26,938
Hartford Financial Services Group 4.30% 4/15/43	75,000	83,417
		308,725
Internet–1.94%
Amazon.com
2.80% 8/22/24	175,000	182,087

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
4.95% 12/5/44	50,000	$ 66,271
Booking Holdings 3.65% 3/15/25	125,000	133,320
Go Daddy Operating/ GD Finance 5.25% 12/1/27	25,000	26,375
Netflix 5.88% 2/15/25	50,000	55,032
Symantec 5.00% 4/15/25	20,000	20,235
VeriSign 5.25% 4/1/25	75,000	82,166
		565,486
Media–2.85%
Charter Communications Operating
3.58% 7/23/20	250,000	252,275
6.38% 10/23/35	50,000	60,627
Comcast 4.60% 8/15/45	25,000	30,018
Diamond Sports Group
5.38% 8/15/26	35,000	36,400
6.63% 8/15/27	85,000	88,400
DISH DBS 5.88% 7/15/22	50,000	52,188
Entercom Media 6.50% 5/1/27	50,000	52,375
Gray Television 7.00% 5/15/27	25,000	27,561
Scripps Escrow 5.88% 7/15/27	50,000	50,938
Sirius XM Radio
4.63% 5/15/23	75,000	76,781
4.63% 7/15/24	20,000	20,787
Videotron 5.38% 6/15/24	75,000	82,267
		830,617
Mining–0.09%
Glencore Finance Canada 5.55% 10/25/42	25,000	27,160
		27,160
Oil & Gas–0.53%
Chesapeake Energy 8.00% 1/15/25	45,000	32,738
Matador Resources 5.88% 9/15/26	50,000	50,345
MEG Energy 6.38% 1/30/23	50,000	48,437
Noble Holding International
7.75% 1/15/24	7,000	4,620
7.88% 2/1/26	25,000	18,125
		154,265
Oil & Gas Services–0.07%
Nine Energy Service 8.75% 11/1/23	25,000	20,375
		20,375
Packaging & Containers–1.05%
Ardagh Packaging Finance 5.25% 8/15/27	200,000	203,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Berry Global Escrow 5.63% 7/15/27	50,000	$ 51,875
LABL Escrow Issuer 6.75% 7/15/26	50,000	52,250
		307,125
Pharmaceuticals–2.40%
Bausch Health
7.00% 3/15/24	50,000	52,673
9.00% 12/15/25	100,000	112,625
CVS Health
4.78% 3/25/38	25,000	27,423
5.13% 7/20/45	125,000	141,903
Elanco Animal Health 3.91% 8/27/21	25,000	25,610
Mylan
3.15% 6/15/21	130,000	131,684
3.95% 6/15/26	75,000	77,565
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	103,264
Vizient 6.25% 5/15/27	25,000	26,875
		699,622
Pipelines–3.67%
Buckeye Partners
3.95% 12/1/26	5,000	4,406
4.13% 12/1/27	10,000	8,761
4.35% 10/15/24	20,000	19,552
Cheniere Energy Partners 4.50% 10/1/29	50,000	51,313
DCP Midstream Operating 6.75% 9/15/37	50,000	52,875
Energy Transfer Operating 4.25% 3/15/23	30,000	31,366
Enterprise Products Operating 5.10% 2/15/45	100,000	117,900
Genesis Energy 6.00% 5/15/23	50,000	50,438
Kinder Morgan 5.55% 6/1/45	55,000	64,923
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	66,862
NGPL PipeCo 4.38% 8/15/22	10,000	10,373
Plains All American Pipeline 4.70% 6/15/44	135,000	131,993
Plains All American Pipeline / PAA Finance 3.60% 11/1/24	25,000	25,612
Sabine Pass Liquefaction 5.63% 3/1/25	125,000	140,437
Targa Resources Partners 6.50% 7/15/27	100,000	109,359
Williams Companies
6.30% 4/15/40	95,000	116,572
7.50% 1/15/31	50,000	65,738
		1,068,480

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.16%
Realogy Group/ Realogy Co-Issuer 9.38% 4/1/27	50,000	$ 46,701
		46,701
Real Estate Investment Trusts–1.23%
American Tower
3.38% 10/15/26	75,000	78,065
5.00% 2/15/24	75,000	82,917
Crown Castle International 5.25% 1/15/23	50,000	54,472
Equinix 5.38% 5/15/27	75,000	81,047
iStar 4.63% 9/15/20	10,000	10,128
SBA Communications 4.88% 9/1/24	50,000	51,938
		358,567
Retail–0.33%
1011778 BC ULC / New Red Finance 5.00% 10/15/25	50,000	51,827
L Brands 6.88% 11/1/35	50,000	43,563
		95,390
Semiconductors–1.03%
Broadcom
3.00% 1/15/22	75,000	75,751
3.50% 1/15/28	100,000	97,553
3.63% 1/15/24	75,000	76,746
3.88% 1/15/27	50,000	50,256
		300,306
Software–0.20%
Microsoft 3.75% 2/12/45	50,000	57,357
		57,357
Sovereign–0.19%
μCoBank ACB 6.25% (LIBOR03M + 4.66%) 10/1/26	50,000	53,625
		53,625
Telecommunications–3.51%
AT&T
3.00% 6/30/22	125,000	127,633
5.25% 3/1/37	175,000	206,261
Frontier Communications 9.00% 8/15/31	50,000	22,355
Intelsat Jackson Holdings
8.00% 2/15/24	50,000	52,063
8.50% 10/15/24	25,000	25,242
Nokia 4.38% 6/12/27	10,000	10,475
Qwest 6.75% 12/1/21	85,000	91,898
Sprint 7.88% 9/15/23	100,000	110,096
Telefonica Emisiones 7.05% 6/20/36	50,000	69,121
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications
2.95% 3/15/22	150,000	$ 153,639
5.25% 3/16/37	125,000	154,973
		1,023,756
Trucking & Leasing–0.52%
DAE Funding 4.00% 8/1/20	50,000	50,438
Penske Truck Leasing / PTL Finance 3.38% 2/1/22	100,000	102,094
		152,532
Total Corporate Bonds (Cost $11,750,890)		12,335,830
NON-AGENCY ASSET-BACKED SECURITIES–2.78%
•Madison Park Funding XII Series 2017-12A AR 3.54% (LIBOR03M + 1.26%) 7/20/26	147,963	148,119
•Sound Point Clo XXI Series 2018-3A A1A 3.45% (LIBOR03M + 1.18%) 10/26/31	300,000	299,232
•Staniford Street CLO Series 2017-1A AR 3.30% (LIBOR03M + 1.18%) 6/15/25	64,862	64,965
•Whitehorse XII Series 2018-12A A 3.55% (LIBOR03M + 1.25%) 10/15/31	300,000	298,803
Total Non-Agency Asset-Backed Securities (Cost $812,402)		811,119
U.S. TREASURY OBLIGATIONS–4.86%
U.S. Treasury Notes
1.13% 6/30/21	640,000	633,775
1.38% 9/30/20	270,000	268,845
2.38% 1/31/23	500,000	512,793
Total U.S. Treasury Obligations (Cost $1,396,595)		1,415,413

	Number of Shares
MONEY MARKET FUND–10.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	3,014,523	3,014,523
Total Money Market Fund (Cost $3,014,523)		3,014,523

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—6.85%
U.S. TREASURY OBLIGATIONS–6.85%
≠United States Treasury Bill 1.80% 10/29/19	2,000,000	$ 1,997,146
		1,997,146
Total Short-Term Investment (Cost $1,997,146)		1,997,146
TOTAL INVESTMENTS–106.46% (Cost $29,282,804)	$31,021,613
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.46%)	(1,881,184)
NET ASSETS APPLICABLE TO 2,736,025 SHARES OUTSTANDING–100.00%	$29,140,429

§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
≠ The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
3	U.S. Treasury 10 yr Notes	$390,938	$390,778	12/19/19	$160	$—
5	U.S. Treasury 2 yr Notes	1,077,500	1,076,568	12/31/19	932	—
14	U.S. Treasury 5 yr Notes	1,668,078	1,673,969	12/31/19	—	(5,891)
2	U.S. Treasury Long Bonds	324,625	326,866	12/19/19	—	(2,241)
4	U.S. Treasury Ultra Bonds	767,625	769,699	12/19/19	—	(2,074)
Total Futures Contracts					$1,092	$(10,206)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CLO–Collateralized Loan Obligation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$175,143	$—	$—	$175,143
LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Banks	$702,269	$—	$—	$702,269
Biotechnology	45,317	—	—	45,317
Capital Markets	249,286	—	—	249,286
Chemicals	182,445	—	—	182,445
Commercial Services & Supplies	118,141	—	—	118,141
Communications Equipment	262,565	—	—	262,565
Diversified Telecommunication Services	206,552	—	—	206,552
Electric Utilities	114,141	—	—	114,141
Electronic Equipment, Instruments & Components	80,135	—	—	80,135
Energy Equipment & Services	58,670	—	—	58,670
Equity Real Estate Investment Trusts	587,928	—	—	587,928
Food Products	128,785	—	—	128,785
Health Care Equipment & Supplies	393,197	—	—	393,197
Health Care Providers & Services	114,346	—	—	114,346
Hotels, Restaurants & Leisure	232,259	—	—	232,259
Household Durables	95,089	—	—	95,089
Household Products	177,490	—	—	177,490
Industrial Conglomerates	181,721	—	—	181,721
Insurance	401,673	—	—	401,673
IT Services	77,133	—	—	77,133
Machinery	221,620	—	—	221,620
Media	268,013	—	—	268,013
Multi-Utilities	346,188	—	—	346,188
Oil, Gas & Consumable Fuels	765,326	—	—	765,326
Pharmaceuticals	546,654	—	—	546,654
Road & Rail	244,609	—	—	244,609
Semiconductors & Semiconductor Equipment	263,038	—	—	263,038
Software	546,527	—	—	546,527
Technology Hardware, Storage & Peripherals	129,902	—	—	129,902
Tobacco	104,100	—	—	104,100
Water Utilities	148,952	—	—	148,952
Developed Markets
Capital Markets	72,325	—	—	72,325
Chemicals	144,515	—	—	144,515
Construction & Engineering	166,914	—	—	166,914
Electric Utilities	171,640	—	—	171,640
Equity Real Estate Investment Trusts	64,716	87,149	—	151,865
Metals & Mining	125,172	—	—	125,172
Oil, Gas & Consumable Fuels	424,117	—	—	424,117
Personal Products	174,207	—	—	174,207
Pharmaceuticals	106,032	—	—	106,032
Wireless Telecommunication Services	145,980	—	—	145,980
Emerging Markets
Semiconductors & Semiconductor Equipment	72,183	—	—	72,183
Agency Asset-Backed Security	—	4,270	—	4,270
Agency Mortgage-Backed Securities	—	1,519,148	—	1,519,148
Corporate Bonds	—	12,335,830	—	12,335,830
Non-Agency Asset-Backed Securities	—	811,119	—	811,119
U.S. Treasury Obligations	—	1,415,413	—	1,415,413
Money Market Fund	3,014,523	—	—	3,014,523
Short-Term Investment	—	1,997,146	—	1,997,146
Total Investments	$12,851,538	$18,170,075	$—	$31,021,613
LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contracts	$1,092	$—	$—	$1,092
Liabilities:
Futures Contracts	$(10,206)	$—	$—	$(10,206)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
On March 5, 2019, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of the Trust, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about October 18, 2019.
LVIP Goldman Sachs Income Builder Fund–10